RELATED PARTY TRANSACTIONS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Payment Of Return Of Capital	$ 200
Proceeds from Sale of Agricultural Mortgage Loans to AXA Equitable		42
Net gain (loss) realized on sale of agricultural mortgage loans to AXA Equitable		3
Expenses from Related Party Transactions	2	2	2
Assumed Premiums Earned	1	2	2
AXA Equitable Financial Services [Member]
Related Party Transaction [Line Items]
Payment Of Return Of Capital	200
AXA Foundation [Member]
Related Party Transaction [Line Items]
Donations To Affiliates	20
AXA Equitable [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	89	57	54
Accounts payable, Related Party Transactions	26	23
AXA Distribution [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	47	32	24
Revenue from Related Party Transactions	$ 29	$ 25	$ 3